LEASES - Schedule of Lease Maturity (Details) $ in Thousands	Aug. 31, 2023 USD ($)
Lease Payments
2024	$ 705,584
2025	608,099
2026	475,299
2027	375,738
2028	292,983
Thereafter	939,243
Total lease payments (receipts)	3,396,946
Less interest	(395,815)
Total lease liabilities	3,001,131
Sublease Receipts
2024	(12,793)
2025	(9,827)
2026	(6,960)
2027	(6,397)
2028	(6,301)
Thereafter	(6,268)
Total lease payments (receipts)	$ (48,546)